Fair Value Hierarchy for Financial Instruments Not Recorded at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Assets:
Cash and cash equivalents	$ 11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723
Receivables from brokers, dealers, and clearing organizations	333
Receivables from brokerage clients - net	13,453
Securities held to maturity	18,194	15,108
Loans to banking clients - net	10,726	9,812
Other assets	64
Total	77,667
Liabilities:
Deposits from banking clients	79,377
Payables to brokers, dealers, and clearing organizations	1,068
Payables to brokerage clients	40,330
Accrued expenses and other liabilities	353
Long-term debt	1,632	2,001
Total	122,760
Carrying Amount | Residential real estate mortgages
Assets:
Loans to banking clients - net	6,471
Carrying Amount | Home equity lines of credit
Assets:
Loans to banking clients - net	3,267
Carrying Amount | Personal loans secured by securities
Assets:
Loans to banking clients - net	963
Carrying Amount | Other
Assets:
Loans to banking clients - net	25
Carrying Amount | U.S. agency mortgage-backed securities
Assets:
Securities held to maturity	17,750
Carrying Amount | Other securities
Assets:
Securities held to maturity	444
Fair Value
Assets:
Cash and cash equivalents	11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723
Receivables from brokers, dealers, and clearing organizations	333
Receivables from brokerage clients - net	13,453
Securities held to maturity	18,732	15,539
Loans to banking clients - net	10,969	9,671
Other assets	64
Total	78,448
Liabilities:
Deposits from banking clients	79,377
Payables to brokers, dealers, and clearing organizations	1,068
Payables to brokerage clients	40,330
Accrued expenses and other liabilities	353
Long-term debt	1,782	2,159
Total	122,910
Fair Value | Residential real estate mortgages
Assets:
Loans to banking clients - net	6,687
Fair Value | Home equity lines of credit
Assets:
Loans to banking clients - net	3,295
Fair Value | Personal loans secured by securities
Assets:
Loans to banking clients - net	963
Fair Value | Other
Assets:
Loans to banking clients - net	24
Fair Value | U.S. agency mortgage-backed securities
Assets:
Securities held to maturity	18,289
Fair Value | Other securities
Assets:
Securities held to maturity	443
Fair Value | Significant Other Observable Inputs (Level 2)
Assets:
Cash and cash equivalents	11,174
Cash and investments segregated and on deposit for regulatory purposes	23,723
Receivables from brokers, dealers, and clearing organizations	333
Receivables from brokerage clients - net	13,453
Securities held to maturity	18,732
Loans to banking clients - net	10,969
Other assets	64
Total	78,448
Liabilities:
Deposits from banking clients	79,377
Payables to brokers, dealers, and clearing organizations	1,068
Payables to brokerage clients	40,330
Accrued expenses and other liabilities	353
Long-term debt	1,782
Total	122,910
Fair Value | Significant Other Observable Inputs (Level 2) | Residential real estate mortgages
Assets:
Loans to banking clients - net	6,687
Fair Value | Significant Other Observable Inputs (Level 2) | Home equity lines of credit
Assets:
Loans to banking clients - net	3,295
Fair Value | Significant Other Observable Inputs (Level 2) | Personal loans secured by securities
Assets:
Loans to banking clients - net	963
Fair Value | Significant Other Observable Inputs (Level 2) | Other
Assets:
Loans to banking clients - net	24
Fair Value | Significant Other Observable Inputs (Level 2) | U.S. agency mortgage-backed securities
Assets:
Securities held to maturity	18,289
Fair Value | Significant Other Observable Inputs (Level 2) | Other securities
Assets:
Securities held to maturity	$ 443